Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract	Dec. 31, 2010	Dec. 31, 2009
Organization And Basis Of Presentation [Line Items]
Mortality rate	100.00%	100.00%
Maximum mortality rate	150.00%	150.00%
Life settlement contracts, fair value method, change in expectations	As noted above, the Company takes an average, or blend, of the two life expectancy reports to derive a composite mortality factor, unless the probability of mortality between the reports is greater than 150%. In such instances and as reflected in the fair market value at September 30, 2012, the Company will cap the higher mortality factor at amount that is 150% above the lower mortality factor , which ultimately reduces the mortality factor inputted into the Company's fair value model.	As noted above, the Company takes an average, or blend, of the two life expectancy reports to derive a composite mortality factor, unless the difference in the probability of mortality between the reports is greater than 150%. In such instances and as reflected in the fair market value at December 31, 2012, the Company will cap the higher mortality factor at amount that is 150% above the lower mortality factor , which ultimately reduces the mortality factor inputted into the Company’s fair value model.
Change in fair value of portfolios		$ 9,500,000
Number of life settlement contracts		214	190
Investment in life settlements		113,441,000	90,917,000
Unrealized change in fair value of life settlements		(5,660,000)	570,000	10,156,000
Decline in the fair market value of the Company's portfolio of life insurance policies		(31,300,000)
Unrealized change in fair value of life settlements		5,700,000
Cash and cash equivalents		7,001,000	16,255,000	14,224,000	15,891,000
Servicing liability		110,000	3,000,000
Cash and cash equivalents maturity period		3 months
Impairment charges related to loans		437,000	6,800,000	2,300,000
Impairment charges related to interest		78,000	796,000	2,200,000
Allowance for doubtful accounts		260,000	260,000
Intangible Assets		160,000
Loss on loan payoffs and settlements		(125,000)	(3,837,000)	(4,981,000)
Deferred tax assets valuation allowance		27,803,000	11,074,000
Income tax benefit		(39,000)
Percentage of principal amount of loan retained		2.00%
Restricted cash		1,162,000	691,000
Acorn International Inc
Organization And Basis Of Presentation [Line Items]
Loss on loan payoffs and settlements		0	4,100,000
Service Policies
Organization And Basis Of Presentation [Line Items]
Cash and cash equivalents		110,000	3,000,000
Change in Accounting Estimate
Organization And Basis Of Presentation [Line Items]
Unrealized change in fair value of life settlements			3,000,000
Effect of increase in valuation allowance
Organization And Basis Of Presentation [Line Items]
Income tax benefit		0	0
More than two years old at December 31,2012
Organization And Basis Of Presentation [Line Items]
Number of life settlement contracts		45
Life expectancy reports were received
Organization And Basis Of Presentation [Line Items]
Number of life settlement contracts		149
Increase Due To Adjustment
Organization And Basis Of Presentation [Line Items]
Change in fair value of portfolios		5,800,000
Previously Premium Financed
Organization And Basis Of Presentation [Line Items]
Number of life settlement contracts		171
Non-Premium not Financed
Organization And Basis Of Presentation [Line Items]
Number of life settlement contracts		43
Minimum
Organization And Basis Of Presentation [Line Items]
Accumulated depreciation and amortization on estimated useful lives		3 years
Ownership Interest		20.00%
Minimum | Previously Premium Financed
Organization And Basis Of Presentation [Line Items]
Discount rates		16.80%
Minimum | Non-Premium not Financed
Organization And Basis Of Presentation [Line Items]
Discount rates		14.80%
Maximum
Organization And Basis Of Presentation [Line Items]
Accumulated depreciation and amortization on estimated useful lives		5 years
Ownership Interest		50.00%
Maximum | Previously Premium Financed
Organization And Basis Of Presentation [Line Items]
Discount rates		33.80%
Maximum | Non-Premium not Financed
Organization And Basis Of Presentation [Line Items]
Discount rates		21.30%
Life Finance
Organization And Basis Of Presentation [Line Items]
Investment term		5 years
Life Finance | Minimum
Organization And Basis Of Presentation [Line Items]
Expected yield rate		12.00%
Discount rates		15.00%
Life Finance | Maximum
Organization And Basis Of Presentation [Line Items]
Expected yield rate		17.00%
Discount rates		17.00%
Life Expectancy Additional Update Received
Organization And Basis Of Presentation [Line Items]
Number of life settlement contracts		214
Life Expectancy Update Received
Organization And Basis Of Presentation [Line Items]
Number of life settlement contracts		149
MXT
Organization And Basis Of Presentation [Line Items]
Investment in Other Companies				$ 0
Impaired life bearing
Organization And Basis Of Presentation [Line Items]
Mortality rate	200.00%	200.00%